Financial Income and Expense (Tables)	12 Months Ended
Dec. 31, 2023
Financial Income and Expense [Abstract]
Schedule of Financial Income Consist

For the years ended December 31, 2023,2022 and 2021 financial income consist of the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Foreign exchange gains, net	2,726,407	2,337,815	—
Financial interest income	831,177	229,303	180,267
Warrant income, net	3,843	—	—
Total	3,561,427	2,567,118	180,267

For the years ended December 31, 2023, 2022 and 2021 financial expenses consist of the following:

	January 1 – Dec 31, 2023	January 1 – Dec 31, 2022	January 1 – Dec 31, 2021
Foreign exchange losses, net	—	—	4,086,004
Financial interest expense related to financial liabilities	6,741,305	1,884,753	612,861
Bank commission expenses	31,414	47,136	13,537
Total	6,772,719	1,931,889	4,712,402